K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

January 14, 2025

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Carillon Series Trust

File Nos. 033-57986 and 811-07470

Post-Effective Amendment No. 114

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Carillon Series Trust (“Trust”) is Post-Effective Amendment No. 114 (“PEA No. 114”) to the Trust’s currently effective Registration Statement on Form N-1A relating to the shares of beneficial interest in the RJ Chartwell Premium Income ETF, RJ Eagle Municipal Income ETF, RJ Eagle Vertical Income ETF and RJ Eagle GCM Dividend Select Income ETF, each a new series of the Trust (the “Funds”). This transmission contains a conformed signature page, the manually signed original of which will be maintained at the offices of the Trust.

The purpose of this filing is to add the Funds as new series of the Trust. This filing does not affect the registration of, or disclosures concerning, any other series of the Trust.

The Registrant has elected that this filing become automatically effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber

Attachments

cc: Susan L. Walzer
Carillon Tower Advisers, Inc.